Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	June 30, 2021	June 30, 2020
Building	$864,843	$790,605
Office equipment	944,040	618,323
Electronic equipment	26,637	51,526
Vehicles	190,704	25,200
Leasehold improvements	944,100	573,937
Less: accumulated depreciation	(968,216)	(744,265)
	$2,002,108	$1,315,326